Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

Fiscal Year	Summary Compensation Table Total for PEO(1,2)	Compensation Actually Paid to PEO(1,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1,2)	Average Compensation Actually Paid to Non-PEO NEOs(1,3)	Value of an initial $100 Investment:	Net Income ($ millions)(5)
					Total Shareholder Return(4)
FY2025	$3,605,067	$(2,876,575)	$1,708,594	$(41,698)	$16	$(517.1)
FY2024	$3,858,289	$6,558,989	$1,105,064	$1,667,155	$164	$(0.7)
_______________________________________________________
(1)NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
FY2025	David Kostman	Jason Kiviat, Asaf Porat
FY2024	David Kostman	Jason Kiviat, Asaf Porat
(2)Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year FY2025 ($)	Fiscal Year FY2024 ($)
Summary Compensation Table Total	$3,605,067	$3,858,289
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(2,105,067)	$(3,102,000)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$287,266	$5,275,920
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(4,105,773)	$242,810
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$221,394	$254,750
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(779,462)	$29,220
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$(2,876,575)	$6,558,989

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year FY2025 ($)	Fiscal Year FY2024 ($)
Summary Compensation Table Total	$1,708,594	$1,105,064
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(781,734)	$(578,578)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$150,827	$791,178
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(831,681)	$201,330
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$48,430	$124,828
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(336,134)	$23,333

(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$(41,698)	$1,667,155
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

	Fiscal Year FY2025	Fiscal Year FY2024
Restricted Stock Units
Stock Price	$0.61 - $4.51	$3.62 - $7.60
Performance Share Units
Financial Metric Multiplier	0% - 100%	60.55% - 67.30%
Volatility	81.3% - 105.9%	46.3%
Risk-Free Interest Rate	3.4%	4.2%
Stock Options
Expected Term		6.02 years
Strike Price		$10.95
Volatility		57.0% - 61.7%
Dividend Yield		0.0%
Risk-Free Interest Rate		3.4% - 4.5%
(4)Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 3,605,067	$ 3,858,289
PEO Actually Paid Compensation Amount	(2,876,575)	6,558,989
Non-PEO NEO Average Total Compensation Amount	1,708,594	1,105,064
Non-PEO NEO Average Compensation Actually Paid Amount	$ (41,698)	1,667,155
Equity Valuation Assumption Difference, Footnote
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

	Fiscal Year FY2025	Fiscal Year FY2024
Restricted Stock Units
Stock Price	$0.61 - $4.51	$3.62 - $7.60
Performance Share Units
Financial Metric Multiplier	0% - 100%	60.55% - 67.30%
Volatility	81.3% - 105.9%	46.3%
Risk-Free Interest Rate	3.4%	4.2%
Stock Options
Expected Term		6.02 years
Strike Price		$10.95
Volatility		57.0% - 61.7%
Dividend Yield		0.0%
Risk-Free Interest Rate		3.4% - 4.5%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 16	164
Net Income (Loss)	$ (517.1)	$ (0.7)
PEO Name	David Kostman	David Kostman
Equity Awards Adjustments, Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year FY2025 ($)	Fiscal Year FY2024 ($)
Summary Compensation Table Total	$3,605,067	$3,858,289
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(2,105,067)	$(3,102,000)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$287,266	$5,275,920
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(4,105,773)	$242,810
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$221,394	$254,750
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(779,462)	$29,220
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$(2,876,575)	$6,558,989

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year FY2025 ($)	Fiscal Year FY2024 ($)
Summary Compensation Table Total	$1,708,594	$1,105,064
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(781,734)	$(578,578)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$150,827	$791,178
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(831,681)	$201,330
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$48,430	$124,828
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(336,134)	$23,333

(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$(41,698)	$1,667,155
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

	Fiscal Year FY2025	Fiscal Year FY2024
Restricted Stock Units
Stock Price	$0.61 - $4.51	$3.62 - $7.60
Performance Share Units
Financial Metric Multiplier	0% - 100%	60.55% - 67.30%
Volatility	81.3% - 105.9%	46.3%
Risk-Free Interest Rate	3.4%	4.2%
Stock Options
Expected Term		6.02 years
Strike Price		$10.95
Volatility		57.0% - 61.7%
Dividend Yield		0.0%
Risk-Free Interest Rate		3.4% - 4.5%

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,105,067)	$ (3,102,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,266	5,275,920
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,105,773)	242,810
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,394	254,750
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,462)	29,220
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(781,734)	(578,578)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,827	791,178
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(831,681)	201,330
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,430	124,828
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,134)	23,333
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0